Organization and Principal Activities - Schedule of major subsidiaries, VIE and the VIE's subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
One Flew Over the Ocean Limited
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
The Pearl of the East United Development Company Limited
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Hong Kong Ocean Infinity Limited
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Peaches International Universal Limited
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Guangzhou Transasia Trading Co., , Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Guangzhou Ocean Unbounded Internet Co., , Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Guangzhou Ocean Infinity Technology Co., , Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Guangzhou Voyage Infinity Technology Co., , Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Meissa International Co., , Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	90.00%
Guangzhou Onion Vogue Group Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	100.00%
Guangzhou Onion Fans Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	100.00%
Doubletree (Tibet) Trading Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	100.00%
Voyage of the Dawn Trading Limited
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	100.00%
Guangzhou Ocean Unbounded Technology Co.,Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	100.00%